Stock Based Compensation Plans: (Details Text) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stock Based Compensation Plans Details Text [Abstract]
Maximum number of options available under plan	7,550,000
Maximum terms of options	10 years
Options available for grant	2,144,500
Non-cash compensation expense		$ 500,000
options granted	0	250,000
weighted average grant date fair value of options granted		$ 0.98
Retention units held by officers and directors	1,457,000
Retention units held by others	315,000
Minimum value of retention units	$ 7,700,000